INVESTMENTS IN AFFILIATE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Underlying Equity in Net Assets [Roll Forward]
Equity in net assets of affiliate at January 1,	$ 206,180
Dividend	(2,328)	$ (1,191)	$ 0
Equity in net earnings of affiliate	4,540	1,190	0
Equity in net assets of affiliate at December 31	193,270	206,180
Hilli LLC
Underlying Equity in Net Assets [Roll Forward]
Equity in net assets of affiliate at January 1,	206,180	0
Net purchase price on acquisition	0	199,728
Dividend	(17,450)	(5,581)
Equity in net earnings of affiliate	4,540	1,190
Fair value of debt guarantee (see note 11)	0	10,843
Equity in net assets of affiliate at December 31	$ 193,270	$ 206,180	$ 0